Shareholder Report, Holdings (Details) - C000122237	Dec. 31, 2024
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
14040H105 | Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.50%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.40%
931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
744320102 | Prudential Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.60%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.40%